Long-term debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term debt
14. Long-term debt:

	December 31, 2019	December 31, 2018
Term loan facilities, net of debt issuance costs (a)	$22,207	$24,023
Senior financing (b)	2,504	8,645
Convertible debt (c)	17,431	17,382
Other bank financing (d)	5,105	3,744
Capital lease obligations (e)	1,632	1,516
Balance, end of period	48,879	55,310
Current portion	(13,567)	(10,327)
Long-term portion	$35,312	$44,983

(a)     The Company has three separate term loans: one with EDC and two with UniCredit S.p.A. ("UniCredit"). On December 20, 2017, the Company entered into a loan agreement with EDC for a $20,000 non-revolving term facility. The Company incurred debt issuance costs of $1,013 related to this loan, which are being amortized over the loan term using the effective interest rate method. The loan bears interest at 6% (prior to March 1, 2019, 9% plus monitoring fees), payable quarterly, as well as quarterly principal repayments. This loan matures on December 31, 2021. The EDC loan has an amount outstanding of $13,269, net of issuance costs as at December 31, 2019, compared to $16,860 as at December 31, 2018. The loan is secured by share pledges over the subsidiaries Westport Power, Inc., Fuel Systems Solutions, Inc., Westport Luxembourg S.a.r.l and MTM S.r.L. and by certain of the Company's property, plant and equipment.

On October 9, 2018, the Company entered into a Euro denominated loan agreement with UniCredit. This loan bears interest at an annual rate of 2.3% and interest is paid quarterly. This loan matures on December 31, 2023. As at December 31, 2019, the amount outstanding for this loan was $5,569 compared to $7,163 as at December 31, 2018, and was secured by a cash pledge of $1,671, with these restricted funds being recorded in other long-term assets.

On November 28, 2019, the Company entered into a second Euro denominated loan agreement with UniCredit. This loan bears interest at an annual rate of 1.8% and interest is paid quarterly. This loan matures on September 30, 2023. As at December 31, 2019, the amount outstanding for this loan was $3,369, and was secured by a cash pledge of $1,011, with these restricted funds also being recorded in other long-term assets.
(b)     The senior financing facility was renewed on March 24, 2017. This Euro denominated loan bears interest at an annual rate equal to the 6-month Euribor plus 3.3% and can increase or decrease by 30 basis points based on an annual leverage ratio calculation. Interest is paid semi-annually. This loan matures on December 31, 2022. The Company has pledged its interest in EMER S.p.A. as a general guarantee for its senior revolving financing. The Company made a principal prepayment of $4,735 in July 2019 to this senior financing facility.

(c)    On January 11, 2016, the Company entered into a financing agreement ("Tranche 2 Financing") with Cartesian. As part of the agreement, on June 1, 2016, the Company issued 9.0% convertible unsecured notes due June 1, 2021, convertible into common shares of the Company in whole or in part, at Cartesian's option, at a conversion price of $2.17 per share. Interest is payable annually in arrears on December 31 of each year during the term.

(d)    Other bank financing consists of various secured and unsecured bank financing arrangements that carry rates of interest ranging from 0.75% to 3.8% and have various maturities out to 2022. Security includes a building owned by the Company in the Netherlands, certain accounts receivable and restricted cash of $2,279.

14. Long-term debt (continued):

(e)     The Company has capital lease obligations that have terms of three to five years at interest rates ranging from 1.3% to 12.0% (2018 - 1.3% to 12.0%).

Throughout the term of certain of these financing arrangements, the Company is required to meet certain financial and non-financial covenants.  As of December 31, 2019, the Company is in compliance with all covenants under the financing arrangements.

The principal repayment schedule of the long-term debt, including the convertible debt if it is not converted to common shares (see (c) above), is as follows for the years ending December 31:

	Term loan facilities	Senior financing	Convertible debt	Other bank financing	Capital lease obligations	Total
2020	$7,858	$741	$—	$4,378	$590	$13,567
2021	9,846	834	17,431	338	545	28,994
2022	2,311	929	—	389	275	3,904
2023	2,192	—	—	—	150	2,342
2024 and thereafter	—	—	—	—	72	72
	$22,207	$2,504	$17,431	$5,105	$1,632	$48,879